Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued employee compensation and benefits	$ 10,580	$ 1,360	$ 183,158
Accrued professional fees	153,067	19,675	129,709
Customer advance payable to third party vendors or government agencies	58,818	7,560	83,999
Refundable customer deposits	121,946	15,674	104,059
Others	35,054	4,506	18,882
Total	$ 379,465	$ 48,775	$ 519,807